                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   Kenneth W. Stecher
Title:  Chief Executive Officer
Phone:  (513) 870-2000

Signature, Place and Date of Signing:


     /s/ Kenneth W. Stecher           Fairfield, Ohio         November 5, 2008
-------------------------------   ----------------------   ---------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name
---   --------   ----
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                0

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total   1,253,144
                                         ---------
                                        (thousands)

List of Other Included Managers: None
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
                                   COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5
           ISSUER               TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
           ------              ---------------   ---------   ---------   ----------------   ------
AGL RESOURCES                  COMMON            001204106      11,742         374,200        SH
ARTHUR J GALLAGHER             COMMON            363576109         513          20,000        SH
BB & T CORP                    COMMON            054937107       8,505         225,000        SH
CHEVRON CORPORATION            COMMON            166764100      27,383         332,000        SH
CONOCOPHILLIPS                 COMMON            20825C104       7,325         100,000        SH
DUKE ENERGY CORP               COMMON            26441C105      21,892       1,256,000        SH
EQUITY RESIDENTIAL             CONVERTIBLE DEB   26884AAV5       1,702       1,850,000        PRN
EXXON MOBIL CORPORATION        COMMON            30231G102      47,222         608,060        SH
FIFTH THIRD BANCORP            COMMON            316773100     287,785      24,183,604        SH
FORTUNE BRANDS INC             COMMON            349631101      37,444         652,792        SH
GENERAL ELECTRIC CO            COMMON            369604103      33,579       1,316,815        SH
GENUINE PARTS CO               COMMON            372460105      31,082         773,000        SH
JOHNSON & JOHNSON              COMMON            478160104      90,058       1,299,915        SH
LINCOLN NATIONAL CORP          COMMON            534187109       5,024         117,361        SH
LINEAR TECHNOLOGY CORP         COMMON            535678106      24,350         794,200        SH
MEDTRONIC INC                  COMMON            585055106      34,556         689,750        SH
MEDTRONIC INC                  CONVERTIBLE DEB   585055AM8       2,338       2,350,000        PRN
MICROCHIP TECHNOLOGY INC       COMMON            595017104      17,952         610,000        SH
MICROSOFT CORP                 COMMON            594918104      20,952         785,000        SH
PEPSICO INC                    COMMON            713448108      27,403         384,500        SH
PFIZER INC                     COMMON            717081103      42,440       2,301,500        SH
PIEDMONT NATURAL GAS           COMMON            720186105      84,004       2,628,400        SH
PNC FINANCIAL SERVICES GROUP   COMMON            693475105     160,680       2,151,000        SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109      87,610       1,257,140        SH
SPECTRA ENERGY CORP            COMMON            847560109       1,856          78,000        SH
SYSCO CORP                     COMMON            871829107      14,428         468,000        SH
U S BANCORP                    COMMON            902973304     108,540       3,013,326        SH
WYETH                          COMMON            983024100      14,776         400,000        SH
                                                             ---------
                                                             1,253,144
                                                             =========

                                  COLUMN 6       COLUMN 7    COLUMN 8
           ISSUER              INVESTMENT DIS    OTH MGRS      SOLE     SHARED   NONE
           ------              --------------   ----------   --------   ------   ----
AGL RESOURCES                  SOLE                374,200      --        --
ARTHUR J GALLAGHER             SOLE                 20,000      --        --
BB & T CORP                    SOLE                225,000      --        --
CHEVRON CORPORATION            SOLE                332,000      --        --
CONOCOPHILLIPS                 SOLE                100,000      --        --
DUKE ENERGY CORP               SOLE              1,256,000      --        --
EQUITY RESIDENTIAL             SOLE              1,850,000      --        --
EXXON MOBIL CORPORATION        SOLE                608,060      --        --
FIFTH THIRD BANCORP            SOLE             24,183,604      --        --
FORTUNE BRANDS INC             SOLE                652,792      --        --
GENERAL ELECTRIC CO            SOLE              1,316,815      --        --
GENUINE PARTS CO               SOLE                773,000      --        --
JOHNSON & JOHNSON              SOLE              1,299,915      --        --
LINCOLN NATIONAL CORP          SOLE                117,361      --        --
LINEAR TECHNOLOGY CORP         SOLE                794,200      --        --
MEDTRONIC INC                  SOLE                689,750      --        --
MEDTRONIC INC                  SOLE              2,350,000      --        --
MICROCHIP TECHNOLOGY INC       SOLE                610,000      --        --
MICROSOFT CORP                 SOLE                785,000      --        --
PEPSICO INC                    SOLE                384,500      --        --
PFIZER INC                     SOLE              2,301,500      --        --
PIEDMONT NATURAL GAS           SOLE              2,628,400      --        --
PNC FINANCIAL SERVICES GROUP   SOLE              2,151,000      --        --
PROCTER & GAMBLE CORPORATION   SOLE              1,257,140      --        --
SPECTRA ENERGY CORP            SOLE                 78,000      --        --
SYSCO CORP                     SOLE                468,000      --        --
U S BANCORP                    SOLE              3,013,326      --        --
WYETH                          SOLE                400,000      --        --